Deferred Ipo Costs - Schedule of Deferred Ipo Costs (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Deferred Ipo Costs [Abstract]
Financial advisory fee			$ 944,858
Attorney fee			84,162
Audit fee			94,564
Underwriter’s fee			91,139
Industrial research	[1]		21,000
Accounting service			20,717
Others			3,635
Total			$ 1,260,075

[1]	Industrial research is the cost incurred in connection with the independent industrial analysis report, which will be quoted by the prospectus in the F1 filing.